Consolidated Statements of Comprehensive Income - MXN ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Net sales	$ 35,678,253	$ 28,700,450	$ 27,515,565
Cost of sales	(30,563,315)	(23,994,526)	(22,775,593)
Gross profit income	5,114,938	4,705,924	4,739,972
Administrative expenses	(1,080,012)	(1,238,943)	(1,277,487)
Other income (expense), net	15,052	6,934	(36,198)
Interest income	312,821	252,291	140,033
Interest expense	(16,511)	(54,404)	(40,170)
Foreign exchange (loss) gain, net	(146,896)	(654,362)	1,774,984
Income before income taxes	4,199,392	3,017,440	5,301,134
Income taxes	(752,462)	(1,122,809)	(936,394)
Net income for the year	3,446,930	1,894,631	4,364,740
Comprehensive income (loss) for the year:
Translation effects of foreign subsidiaries	(615,167)	(529,905)	2,807,297
Total other comprehensive income (loss) for the year, net of income taxes	(615,167)	(529,905)	2,807,297
Comprehensive income for the year	2,831,763	1,364,726	7,172,037
Net income attributable to:
Controlling interest	3,653,347	1,894,776	2,906,363
Non-controlling interest	(206,417)	(145)	1,458,377
Net income for the year	3,446,930	1,894,631	4,364,740
Comprehensive income attributable to:
Controlling interest	3,046,560	1,368,112	5,825,369
Non-controlling interest	(214,797)	(3,386)	1,346,668
Comprehensive income for the year	$ 2,831,763	$ 1,364,726	$ 7,172,037
Income per share:
Weighted average shares outstanding (in thousands of shares)	489,537	493,918	486,516
Income per share (controlling interest) (Mexican pesos)	$ 7.46	$ 3.84	$ 5.97